Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Sales - gross	$ 28,515,483	$ 18,869,103	$ 53,439,519	$ 38,171,872	$ 77,768,138	$ 21,197,518
Discounts and sales allowances	(3,035,424)	(3,439,763)	(5,398,293)	(6,181,852)
Sales - net	25,480,059	15,429,340	48,041,226	31,990,020	67,055,215	17,212,636
Cost of sales	17,566,718	12,942,605	31,963,124	25,837,767	52,726,934	14,845,069
Gross profit	7,913,341	2,486,735	16,078,102	6,152,253	14,328,281	2,367,567
General and administrative expenses	10,654,272	4,151,076	19,540,512	8,543,887	23,064,092	18,587,727
Income (loss) from operations	(2,740,931)	(1,664,341)	(3,462,410)	(2,391,634)	(8,735,811)	(16,220,160)
Other income (expense)
Derivative expense	0	(1,029,541)	(96,913)	(2,486,451)	(4,409,214)	(4,777,654)
Change in fair value of derivative liabilities	272,681	9,854,045	(5,771,963)	1,496,874	5,899,968	5,162,100
Gain (loss) on settlement of accounts payable and debt	47,671	0	324,656	(2,941,826)	(4,447,732)	(3,862,458)
Interest expense	(1,125)	(976,686)	(781,445)	(3,547,202)	(7,335,070)	(3,711,278)
Foreign currency transaction loss	(104)	(1,573)	(5,714)	(1,573)	15,030	0
Proceeds from License Fees Received					10,000	250,000
Other income	0	0	10,000	18,423	50,034	(121,500)
Total other income (expense) - net	319,123	7,846,245	(6,321,379)	(7,461,755)	(10,216,984)	(7,060,790)
Net income (loss)	(2,421,808)	6,181,904	(9,783,789)	(9,853,389)	(18,952,795)	(23,280,950)
Net loss available to common stockholders
Net loss	(2,421,808)	6,181,904	(9,783,789)	(9,853,389)	(18,952,795)	(23,280,950)
Series C Preferred Stock dividend					0	(293)
Net loss available to common stockholders					(18,952,795)	(23,280,657)
Other comprehensive income
Net change in Foreign currency translation	4,228	40,719	(1,841)	40,719	(7,917)	0
Total other comprehensive income (loss)	4,228	40,719	(1,841)	40,719	(7,917)	0
Total comprehensive income (loss)	$ (2,417,580)	$ 6,222,623	$ (9,785,630)	$ (9,812,670)	$ (18,960,712)	$ (23,280,657)
Net income (loss) per share available to common stockholders - basic and diluted (in dollars per share)	$ (0.34)	$ 3.78	$ (1.72)	$ (6.44)	$ (13.00)	$ (70.30)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	7,226,849	1,633,676	5,686,323	1,530,850	1,458,757	331,158